Parent Company Information - Condensed Statements of Cash Flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net loss	$ (185.8)	$ (221.3)	$ (434.2)
Reconciliation of net loss to net cash used in operating activities:
Unrealized foreign exchange gain	5.6	(2.6)	(6.1)
Trade and other receivables	(235.5)	(173.4)	(146.9)
Increase in other liabilities	(216.8)	58.8	(29.8)
Net cash (used in) provided by operating activities	(2.2)	4.4	(335.1)
Cash flows from investing activities:
Net cash used in investing activities	(218.0)	(143.2)	(137.7)
Cash flows from financing activities:
Proceeds from issuance of common stock	9.0	23.4	39.8
Proceeds from initial public offering, net of underwriting	831.4	0.0	0.0
Proceeds from private placement	179.5	0.0	0.0
Payments of initial offering and private placement costs	(17.3)	0.0	0.0
Other financing activities, net	(7.3)	2.3	0.0
Net cash provided by financing activities	725.9	167.7	356.5
Change in cash, cash equivalents and restricted cash	505.7	28.9	(116.3)
Cash, cash equivalents and restricted cash, beginning of the year	467.9	424.8	547.9
Cash, cash equivalents and restricted cash, end of the year	965.4	467.9	424.8
Supplemental disclosure of non-cash activities:
Stock-based compensation	81.9	52.4	49.0
Cushman & Wakefield plc
Cash flows from operating activities
Net loss	(185.8)	(221.3)	(434.2)
Reconciliation of net loss to net cash used in operating activities:
Loss in earnings of subsidiaries	170.5	215.5	428.7
Unrealized foreign exchange gain	0.0	0.0	(0.2)
Trade and other receivables	(128.7)	0.0	0.0
Increase in trade and other payables	20.0	0.5	0.7
Increase in other liabilities	6.2	5.8	5.7
Net cash (used in) provided by operating activities	(117.8)	0.5	0.7
Cash flows from investing activities:
Investment in subsidiaries	(865.5)	(22.5)	(33.9)
Net cash used in investing activities	(865.5)	(22.5)	(33.9)
Cash flows from financing activities:
Proceeds from issuance of common stock	0.0	22.0	33.2
Proceeds from initial public offering, net of underwriting	831.4	0.0	0.0
Proceeds from private placement	179.5	0.0	0.0
Payments of initial offering and private placement costs	(17.3)	0.0	0.0
Other financing activities, net	0.2	0.0	0.0
Net cash provided by financing activities	993.8	22.0	33.2
Change in cash, cash equivalents and restricted cash	10.5	0.0	0.0
Cash, cash equivalents and restricted cash, beginning of the year	0.0	0.0	0.0
Cash, cash equivalents and restricted cash, end of the year	10.5	0.0	0.0
Supplemental disclosure of non-cash activities:
Accretion of deferred purchase obligation	19.7	20.8	21.8
Capital contributions to subsidiaries	0.0	6.2	22.6
Stock-based compensation	51.4	43.3	44.5
Acquisition and disposal of non-controlling interest	$ 0.0	$ 2.0	$ (11.4)